Financial Liabilities - Other (Details) € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 05, 2017 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 18, 2017 EUR (€)	Feb. 06, 2017 USD ($)	Feb. 06, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 28, 2015 EUR (€)
Borrowings
Amount of debt refinanced									$ 6,300	€ 5,800,000
Gain on modification of financial liabilities after adoption of IFRS 9			€ 24,636
Senior Debt
Borrowings
Face amount | $									6,000
Revolving Credit Facility, Maturing in 2023
Borrowings
Carrying amount | $				$ 0		$ 0
Maximum borrowing capacity | $				$ 300					300
Senior Unsecured Notes
Borrowings
Face amount							€ 1,000,000	€ 1,000,000			€ 948,677
EIB Loan
Borrowings
Carrying amount					€ 244,375		€ 170,000
EIB Loan, Maturing in 2028
Borrowings
Face amount		€ 85,000
Debt term		10 years
Grace period		2 years
EIB Loan, Maturing in 2027
Borrowings
Maximum borrowings available	€ 85,000
Debt term	10 years
Grace period	2 years
EIB Loan, Maturing in 2025
Borrowings
Face amount												€ 100,000
Hologic acquisition | Senior Debt
Borrowings
Face amount | $									$ 1,816